Stock Options, Restricted Stock Dividend, And Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Schedule Of Restrcited And Performance Stock And Unit Activity
The summary of restricted and performance stock and unit activity during the year ended December 31, 2012, is presented below:

	Shares/Units	Weighted average grant date fair value
Nonvested on January 1, 2012	4,806,192	$10.96
Shares/units granted	1,715,782	9.25
Shares/units vested	(1,208,000)	10.04
Shares/units cancelled	(641,159)	13.59
Nonvested on December 31, 2012	4,672,815	$10.21

The weighted average grant date fair value for shares/units granted in 2011 and 2010 was $10.75 and $12.04, respectively.

Summary Of Stock Option Plans Activity
The summary of stock option plans activity for the year ended December 31, 2012, is shown below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2012	10,451,145	$23.98
Options granted	1,248,685	9.46
Options exercised	(19,283)	7.48
Options cancelled/forfeited	(472,197)	10.93
Options expired	(1,411,702)	29.17
December 31, 2012	9,796,648	21.26	4.00	$734
Options exercisable	7,884,165	23.92	3.64	172
Options expected to vest	1,912,483	10.29	5.48	562

Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted
FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2012, with the following assumptions:

	2012	2011
Expected dividend yield	0.42%	0.34%
Expected weighted-average lives of options granted	6.11 years	6.59 years
Expected weighted-average volatility	42.40%	40.70%
Expected volatility range	35.80 - 62.21%	35.04 - 57.69%
Risk-free interest rate	1.10%	2.91%